Restatement of Previously Issued Financial Statements (Details) - Schedule of effect of the restatement on each balance sheet - Brilliant Acquisition Corp [Member] - USD ($)	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
As Previously Reported [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption	$ 46,007,687	$ 46,000,000	$ 46,000,000
Retained earnings (accumulated deficit)	(4,332,294)	(3,891,810)	(3,767,198)
Adjustment [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption	1,380,000	920,000	460,000
Retained earnings (accumulated deficit)	(1,380,000)	(920,000)	(460,000)
As Restated [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares subject to possible redemption	47,387,687	46,920,000	46,460,000
Retained earnings (accumulated deficit)	$ (5,712,294)	$ (4,811,810)	$ (4,227,198)